Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage				20.00%
Equity method investment, carrying value	$ 115,624	$ 111,663		$ 116,176
Japanese Supermarket Chain [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	9.90%
Equity method investment, carrying value	$ 7,900	7,500
Global Smollan Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	25.00%
Smollan Holding Proprietary Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	25.00%
Partnership SPV1 Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	12.50%
Ceuta Holding Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	8.80%
Significant Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, carrying value	$ 107,700	104,100
Cost of Sales [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, income	$ 5,100	$ 4,900	$ 4,800